Financial result, net (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Financial Result Net

	December 31, 2022	December 31, 2021	December 31, 2020
Interest and dividend earned on bank deposits and financial investments	2,252	264	556
Foreign exchange gains	7,321	3,035	2,058
Gains from fair value of financial instruments (i)	4,822	2,317	174
Gains from marketable securities and short-term investments (ii)	9,079	1,614	1,116
Other financial income	296	184	—

Financial income	23,770	7,414	3,904

Foreign exchange losses	(8,505)	(4,223)	(4,401)
Losses from fair value of financial instruments (i)	(2,458)	(2,510)	(582)
Interest on loans	(62)	(94)	(219)

Interest on lease liabilities	(671)	(696)	(775)
Losses from marketable securities and short-term investments (ii)	(13,845)	(974)	—
Adjustment of hyperinflation	(5,175)	(2,274)	(779)
Other financial expenses	(685)	(1,287)	(282)
Financial expense	(31,401)	(12,058)	(7,038)

Financial result, net	(7,631)	(4,644)	(3,134)

(i)	Refers to gain and losses on change in the fair value of derivative financial inst ru ments and earn-out (Refer to note 26.1).
(ii)	Refers to short-term investment losses given rising interest rates (Refer to note 7).